Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 20, 2016	Jun. 30, 2015
Entity Information [Line Items]
Entity Registrant Name	PBF ENERGY CO LLC
Entity Central Index Key	0001645026
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Current Fiscal Year End Date	--12-31
Entity Public Float			$ 0
Entity Filer Category	Non-accelerated Filer
Class A Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		0
Class B Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		0